Investment in Associate Company (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of associates [abstract]
Summary of Financial Information Before Intragroup Eliminations

Summarized financial information of Jaguahr Therapeutics Pte. Ltd. is set out below. The summarized financial information below represents amounts in associate company financial statements prepared in accordance with IFRS Accounting Standards.

	December 31	December 31
	2022	2023
Current asset	$54,906	$192,641
Current liabilities	(30,371)	(543,278)
Equity/(Capital deficiency)	$24,535	$(350,637)